Description of Organization and Business Operations (Details)									12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 10, 2024 USD ($) $ / shares	Dec. 21, 2023 USD ($) shares	Apr. 27, 2023 USD ($) $ / shares	Mar. 22, 2023 USD ($) shares	Aug. 16, 2022	Dec. 31, 2021 USD ($)	Dec. 22, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) Business $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Jan. 16, 2024 $ / shares
Description of Organization and Business Operations [Line Items]
Condition for future business combination number of businesses minimum | Business									1
Common stock, par value (in Dollars per share) | $ / shares									$ 0.0001	$ 0.0001
Number of securities called by each warrant (in Shares) | shares								1
Warrant exercise price (in Dollars per share) | $ / shares									$ 11.5
Public offering amount										$ 189,750,000
Transaction costs									$ 7,959,726
Underwriting discount amount									3,450,000
Represent shares									3,570,576
Representative warrants cost									259,527
Other offering costs									$ 679,623
Percentage of aggregate fair market value of assets									80.00%
Ownership interest to be acquired on post-transaction company									50.00%
Maturity days								185 days
Public share percentage								100.00%
Interest expenses									$ 100,000
Stockholders redeemed shares (in Shares) | shares			140,663		18,000,868
Common stock remaining outstanding			$ 833,469						2,137,638	1,877,984
Liability redeemed common stock									1,565,078
Net tangible assets									5,000,001
Cash									4,519	193,486
Working capital deficit									3,345,130
Capital contribution									25,000
Unsecured promissory note									204,841
Warrants price per share (in Dollars per share) | $ / shares				$ 1
Outstanding principal amount				$ 1,121,815					1,121,815
Convertible promissory note									$ 944,118
Percentage of excise tax									21.00%	21.00%
Percentage of excise tax						1.00%
Redemption amount			1,565,078		$ 184,845,836
Excise tax liability			$ 1,864,106
Shares redeemed percentage									1.00%
IPO [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares) | shares								18,975,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001
Warrant exercise price (in Dollars per share) | $ / shares								11.5
Sold at a price per Unit (in Dollars per share) | $ / shares								$ 10
Public offering amount								$ 189,750,000
Investment of cash in trust account								$ 191,647,500
Price per share (in Dollars per share) | $ / shares								$ 10.1
Operating bank account							$ 741,228
Stockholders redeemed shares (in Shares) | shares			140,663
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares) | shares								2,475,000
Warrants issued (in Shares) | shares									697,500
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares									$ 1
Warrants issued (in Shares) | shares									7,347,500
Generating gross proceeds									$ 7,347,500
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Redemption amount			$ 6,027,219
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Price per share (in Dollars per share) | $ / shares									$ 10.1
Convertible Working Capital				$ 1,200,000
Subsequent Event [Member]
Description of Organization and Business Operations [Line Items]
Price per share (in Dollars per share) | $ / shares											$ 2
Trust account to redeeming stockholders	$ 1,565,078
Liability redeemed common stock	$ 1,565,078
Convertible Working Capital		$ 1,500,000
Common stock price (in Dollars per share) | $ / shares		$ 2.22
U.S. Federal [Member]
Description of Organization and Business Operations [Line Items]
Percentage of excise tax						1.00%